Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions, Dispositions And Other Adjustments
Balance Sheet of Disposal Group
Assets held for sale:
Current assets	$155
Property, plant and equipment - net	1,289
Goodwill	799
Other assets	17
Total assets	$2,260

Liabilities related to assets held for sale:
Current liabilities	$128
Noncurrent liabilities	480
Total liabilities	$608